Reclamation and Remediation Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reclamation And Remediation Obligations
Reclamation and remediation obligation, beginning	$ 5,803	$ 1,274
Reverse acquisition	0	2,075
Change in estimate	(677)	2,419
Accretion expense	13	35	$ 0
Reclamation and remediation obligation, ending	$ 5,139	$ 5,803	$ 1,274